SHARE IN LOSSES OF AFFILIATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2021
Share In Losses Of Affiliated Companies
SCHEDULE OF SHARE IN LOSSES OF AFFILIATED COMPANIES

	Year ended December 31
	2021	2020

Impairment of investment in Antigen COVID Test Killer see note 5.b.	$1,040	$1,200
Impairment of investment in Bio Imagery Ltd. see note 5.c.	618	-
Share in losses of affiliated companies	$1,658	$1,200